Kelly Hotel & Lodging Sector ETF
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.8%
	Consumer Discretionary Services 54.0%
832	Accor SA (a)	$27,470
128	Choice Hotels International, Inc.	14,527
828	Dalata Hotel Group PLC (a)(b)	3,765
28	Fattal Holdings 1998 Ltd. (a)(b)	2,532
452	Hilton Grand Vacations, Inc. (b)	19,323
506	Hilton Worldwide Holdings, Inc.	68,877
282	Hyatt Hotels Corp. - Class A	30,309
484	InterContinental Hotels Group PLC (a)	31,601
432	Marriott International, Inc. - Class A	72,485
148	Marriott Vacations Worldwide Corp.	18,237
428	Melia Hotels International SA (a)(b)	2,706
520	Playa Hotels & Resorts NV (b)	4,623
200	Resorttrust, Inc. (a)	2,913
584	Scandic Hotels Group AB (a)(b)	2,104
324	Travel + Leisure Co.	11,816
846	Whitbread PLC (a)	34,455
368	Wyndham Hotels & Resorts, Inc.	25,116
		372,859
	Media 9.4%
592	Airbnb, Inc. - Class A (b)	64,984

	Real Estate 35.4%
922	Apple Hospitality REIT, Inc.	13,397
3,600	CDL Hospitality Trusts (a)	3,082
206	Chatham Lodging Trust	1,934
884	DiamondRock Hospitality Co.	6,939
610	Gaming and Leisure Properties, Inc.	29,365
1	Hoshino Resorts REIT, Inc. (a)	4,903
1,958	Host Hotels & Resorts, Inc.	32,503
18	Japan Hotel REIT Investment Corp. (a)	10,191
386	Pandox AB (a)	3,955
936	Park Hotels & Resorts, Inc.	12,112
536	Pebblebrook Hotel Trust	7,268
684	RLJ Lodging Trust	7,032
232	Ryman Hospitality Properties, Inc.	21,281
698	Service Properties Trust	5,731
448	Summit Hotel Properties, Inc.	2,934
884	Sunstone Hotel Investors, Inc.	8,725
2,180	VICI Properties, Inc.	67,427

Kelly Hotel & Lodging Sector ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2023 (Unaudited)

Number of Shares		Value
488	Xenia Hotels & Resorts, Inc.	$5,685
		244,464
	Total Common Stocks
	(Cost $759,370)	682,307

MONEY MARKET FUNDS 1.1%
3,810	First American Government Obligations Fund - Class X, 4.97% (c)	3,810
3,810	First American Treasury Obligations Fund - Class X, 5.01% (c)	3,810
		7,620
	Total Money Market Funds
	(Cost $7,620)	7,620

	Total Investments 99.9%
	(Cost $766,990)	689,927

	Other Assets in Excess of Liabilities 0.1%	787

	TOTAL NET ASSETS 100.0%	$690,714

(a) U.S.-dollar denominated security of a foreign issuer.
(b) Non-Income Producing.
(c) 7-day yield.

Investment Valuation
The net asset value (“NAV”) per share of the Kelly Hotel & Lodging Sector ETF (the “Fund”) is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the”Board”) has approved valuation procedures for the Funds (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund's investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB's Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from the Funds' Sub-Adviser, outside legal counsel, or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Index. This may adversely affect the Fund's ability to track its Index.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of May 31, 2023:

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$682,307	$-	$-	$682,307
Money Market Funds	7,620	-	-	7,620
Total	$689,927	$-	$-	$689,927

(a) See the Fund’s Schedule of Investments for sector classifications.